Regulatory capital requirements	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements
Regulatory Capital Requirments

Note 21 – Regulatory capital requirements

The Corporation, BPPR and PB are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. Popular, Inc., BPPR and PB are subject to Basel III capital requirements, including minimum and well capitalized regulatory capital ratios and compliance with the standardized approach for determining risk-weighted assets.

The Basel III Capital Rules established a Common Equity Tier I (“CET1”) capital measure and related regulatory capital ratio CET1 to risk-weighted assets.

The Basel III Capital Rules provide that a depository institution will be deemed to be well capitalized if it maintained a leverage ratio of at least 5%, a CET1 ratio of at least 6.5%, a Tier 1 risk-based capital ratio of at least 8% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2021 and 2020, the Corporation exceeded all capital adequacy requirements to which it is subject.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

Pursuant to the adoption of the CECL accounting standard on January 1, 2020, the Corporation elected to use a five-year transition period option as permitted in the final interim regulatory capital rules effective March 31, 2020. The five-year transition period provision delays for two years the estimated impact of the adoption of the CECL accounting standard on regulatory capital, followed by a three-year transition period to phase out the aggregate amount of the capital benefit provided during the initial two-year delay.

On April 9, 2020, federal banking regulators issued an interim final rule to modify the Basel III regulatory capital rules applicable to banking organizations to allow those organizations participating in the Paycheck Protection Program (“PPP”) established under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) to neutralize the regulatory capital effects of participating in the program. Specifically, the agencies have clarified that banking organizations, including the Corporation and its Bank subsidiaries, are permitted to assign a zero percent risk weight to PPP loans for purposes of determining risk-weighted assets and risk-based capital ratios. Additionally, in order to facilitate use of the Paycheck Protection Program Liquidity Facility (the “PPPL Facility”), which provides Federal Reserve Bank loans to eligible financial institutions such as the Corporation’s Bank subsidiaries to fund PPP loans, the agencies further clarified that, for purposes of determining leverage ratios, a banking organization is permitted to exclude from total average assets PPP loans that have been pledged as collateral for a PPPL Facility. As of December 31, 2021, the Corporation has $353 million in PPP loans and no loans were pledged as collateral for PPPL Facilities.

At December 31, 2021 and 2020, BPPR and PB were well-capitalized under the regulatory framework for prompt corrective action.

The following tables present the Corporation’s risk-based capital and leverage ratios at December 31, 2021 and 2020 under the Basel III regulatory guidance.

	Actual		Capital adequacy minimum requirement (including conservation capital buffer) [1]
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2021
Total Capital (to Risk-Weighted Assets):
Corporation	$6,084,105	19.35%	$3,301,329	10.500%
BPPR	4,281,930	18.92	2,376,184	10.500
PB	1,361,911	16.78	852,032	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,476,031	17.42%	$2,200,886	7.000%
BPPR	3,998,102	17.67	1,584,123	7.000
PB	1,309,398	16.14	568,021	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,498,174	17.49%	$2,672,504	8.500%
BPPR	3,998,102	17.67	1,923,577	8.500
PB	1,309,398	16.14	689,740	8.500

Tier I Capital (to Average Assets):
Corporation	$5,498,174	7.41%	$2,969,535	4%
BPPR	3,998,102	6.24	2,561,003	4
PB	1,309,398	13.44	389,736	4

[1] The conservation capital buffer included for these ratios is 2.5%, except for the Tier I to Average Asset ratio for which the buffer is not applicable and therefore the capital adequacy minimum of 4% is presented.

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2020
Total Capital (to Risk-Weighted Assets):
Corporation	$5,773,919	18.81%	$3,223,720	10.500%
BPPR	4,226,887	18.58	2,388,394	10.500
PB	1,283,332	17.34	776,975	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,992,096	16.26%	$2,149,146	7.000%
BPPR	3,940,385	17.32	1,592,262	7.000
PB	1,190,758	16.09	517,983	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,014,239	16.33%	$2,609,678	8.500%
BPPR	3,940,385	17.32	1,933,461	8.500
PB	1,190,758	16.09	628,980	8.500

Tier I Capital (to Average Assets):
Corporation	$5,014,239	7.80%	$2,572,201	4%
BPPR	3,940,385	7.26	2,169,835	4
PB	1,190,758	12.35	385,685	4
The following table presents the minimum amounts and ratios for the Corporation’s banks to be categorized as well-capitalized.
	2021		2020
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,263,032	10%	$2,274,660	10%
PB	811,459	10	739,976	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,470,971	6.5%	$1,478,529	6.5%
PB	527,448	6.5	480,985	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,810,426	8%	$1,819,728	8%
PB	649,167	8	591,981	8

Tier I Capital (to Average Assets):
BPPR	$3,201,254	5%	$2,712,294	5%
PB	487,171	5	482,106	5